CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
TOTAL ASSETS
CURRENT LIABILITIES:
Related parties	40,000	30,000
Promissory note- current portion (Note 1b )		2,816,091
Total current liabilities	40,000	2,846,091
LONG TERM LIABILITIES:
Promissory note (Note 1b)
Total long term liabilities
Total liabilities	40,000	2,846,091
DEFICIENCY (Note 3):
Common stock of GBP0.0001 par value: Authorized: 55,000,000 shares at December 31, 2011 and 2010; Issued and outstanding: 32,315,698 shares at December 31, 2011 and 2010	5,960	5,960
Additional paid-in capital	4,821,942	2,005,851
Accumulated deficit	(4,867,902)	(4,857,902)
Total deficiency	(40,000)	(2,846,091)
Total liabilities and deficiency